Income Taxes	12 Months Ended
Dec. 31, 2019
Income Taxes
Income Taxes

Note 21. Income Taxes

(Loss) income before income taxes comprised:

Years ended December 31:	2019	2018	2017
Canada	$(1,691)	$170,538	$7,360
Outside Canada	(15,093)	(2,709)	(45,767)
	$(16,784)	$167,829	$(38,407)

The components of income tax expense comprised:

Years ended December 31:	2019	2018	2017
Current taxes	$(384)	$(867)	$(3,744)
Deferred taxes	(98)	(55,238)	(3,141)
Resource property (expense) recovery	(1,137)	487	(1,773)
	$(1,619)	$(55,618)	$(8,658)

A reconciliation of (loss) income before income taxes to the provision for income taxes in the consolidated statements of operations is as follows:

Years ended December 31:	2019	2018	2017
(Loss) income before income taxes	$(16,784)	$167,829	$(38,407)
Computed recovery (expense) of income taxes	$4,743	$(50,137)	$9,792
Decrease (increase) in income taxes resulting from:
Effect of change in income tax rate	891	—	—
Other non-taxable income	24	45	7
Revisions to prior years	88	(1,355)	4,650
Capital gains and losses on dispositions, net	(7,663)	(5,357)	(3,150)
Resource property revenue taxes	(830)	356	(1,311)
Unrecognized losses in current year	(228)	(1,411)	(20,916)
Previously unrecognized deferred income tax assets, net	1,229	3,041	2,877
Permanent differences	(178)	(306)	(363)
Other, net	305	(494)	(244)
Provision for income taxes	$(1,619)	$(55,618)	$(8,658)

The income tax recovery and expense were computed using the domestic rate in each individual jurisdiction. Scully has a zero tax rate under its tax jurisdiction.

In addition, the aggregate current and deferred income tax relating to items that are charged directly to other comprehensive income or loss was an expense of $nil for the years ended December 31, 2019, 2018 and 2017.